Other Current Assets	6 Months Ended
Jun. 30, 2019
Assets, Current [Abstract]
Other Current Assets

NOTE 5: OTHER CURRENT ASSETS

As of June 30, 2019 and December 31, 2018, other current assets amounted to $3,942 and $2,903, respectively, which mainly related to the Company’s claims receivable. Claims receivable mainly represent claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.